Quarterly Holdings Report
for

Fidelity® Mid Cap Value Fund

April 30, 2020

MCV-QTLY-0620
1.800359.116

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
COMMUNICATION SERVICES - 3.1%
Entertainment - 1.1%
Electronic Arts, Inc. (a)	104,500	$11,940,170
Media - 2.0%
AMC Networks, Inc. Class A (a)	85,600	2,041,560
Interpublic Group of Companies, Inc.	1,241,169	21,075,050
		23,116,610

TOTAL COMMUNICATION SERVICES		35,056,780

CONSUMER DISCRETIONARY - 10.1%
Auto Components - 3.5%
BorgWarner, Inc.	461,690	13,190,483
Lear Corp.	277,608	27,108,421
		40,298,904
Specialty Retail - 6.6%
Best Buy Co., Inc.	557,512	42,777,896
Rent-A-Center, Inc.	30,200	601,131
The Buckle, Inc.	6,400	97,984
Williams-Sonoma, Inc. (b)	504,539	31,200,692
		74,677,703

TOTAL CONSUMER DISCRETIONARY		114,976,607

CONSUMER STAPLES - 5.6%
Beverages - 0.0%
Monster Beverage Corp. (a)	5,500	339,955
Food & Staples Retailing - 0.7%
Kroger Co.	249,100	7,874,051
Food Products - 4.6%
Ingredion, Inc.	281,993	22,897,832
The J.M. Smucker Co.	182,584	20,980,727
Tyson Foods, Inc. Class A	132,500	8,240,175
		52,118,734
Tobacco - 0.3%
Altria Group, Inc.	90,500	3,552,125

TOTAL CONSUMER STAPLES		63,884,865

ENERGY - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
Cabot Oil & Gas Corp.	430,000	9,296,600
Chevron Corp.	181,561	16,703,612
ConocoPhillips Co.	406,467	17,112,261
CVR Energy, Inc. (b)	193,400	4,612,590
World Fuel Services Corp.	27,700	692,500
		48,417,563
FINANCIALS - 15.8%
Banks - 4.9%
East West Bancorp, Inc.	659,600	23,132,172
M&T Bank Corp.	239,300	26,820,744
PacWest Bancorp	295,000	5,970,800
		55,923,716
Capital Markets - 0.8%
Federated Hermes, Inc. Class B (non-vtg.)	235,500	5,362,335
Waddell & Reed Financial, Inc. Class A (b)	244,773	3,561,447
		8,923,782
Consumer Finance - 5.0%
Discover Financial Services	672,435	28,894,532
Synchrony Financial	1,398,446	27,675,246
		56,569,778
Insurance - 4.6%
American Financial Group, Inc.	24,400	1,616,256
American National Insurance Co.	4,200	338,100
Athene Holding Ltd. (a)	286,600	7,738,200
Hartford Financial Services Group, Inc.	190,300	7,229,497
MetLife, Inc.	458,780	16,552,782
Old Republic International Corp.	1,079,900	17,224,405
Unum Group	77,521	1,352,741
		52,051,981
Thrifts & Mortgage Finance - 0.5%
Radian Group, Inc.	397,000	5,947,060

TOTAL FINANCIALS		179,416,317

HEALTH CARE - 8.5%
Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (a)	75,200	8,081,744
Amgen, Inc.	33,668	8,054,059
		16,135,803
Health Care Providers & Services - 5.6%
AmerisourceBergen Corp.	61,967	5,555,961
HCA Holdings, Inc.	1,100	120,868
Laboratory Corp. of America Holdings (a)	226,493	37,246,774
National Healthcare Corp.	30,200	2,064,774
Premier, Inc. (a)	81,100	2,689,276
Universal Health Services, Inc. Class B	149,521	15,802,874
		63,480,527
Pharmaceuticals - 1.5%
Jazz Pharmaceuticals PLC (a)	160,413	17,685,533

TOTAL HEALTH CARE		97,301,863

INDUSTRIALS - 11.4%
Airlines - 0.1%
Copa Holdings SA Class A	15,100	667,571
Building Products - 0.4%
Builders FirstSource, Inc. (a)	17,700	324,795
Owens Corning	97,000	4,205,920
		4,530,715
Commercial Services & Supplies - 0.2%
Steelcase, Inc. Class A	214,000	2,343,300
Construction & Engineering - 0.6%
EMCOR Group, Inc.	112,900	7,172,537
Electrical Equipment - 2.5%
Acuity Brands, Inc.	174,551	15,114,371
Hubbell, Inc. Class B	109,100	13,575,313
		28,689,684
Machinery - 3.3%
Allison Transmission Holdings, Inc.	583,800	21,215,292
Crane Co.	195,867	10,664,958
ITT, Inc.	103,600	5,461,792
		37,342,042
Professional Services - 1.9%
Korn Ferry	39,700	1,144,551
Manpower, Inc.	184,226	13,676,938
Robert Half International, Inc.	137,100	6,480,717
		21,302,206
Road & Rail - 0.8%
Landstar System, Inc.	92,700	9,576,837
Trading Companies & Distributors - 1.6%
HD Supply Holdings, Inc. (a)	476,918	14,154,926
MSC Industrial Direct Co., Inc. Class A	75,000	4,473,000
		18,627,926

TOTAL INDUSTRIALS		130,252,818

INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 0.3%
Juniper Networks, Inc.	173,300	3,743,280
Electronic Equipment & Components - 0.6%
Sanmina Corp. (a)	131,000	3,632,630
SYNNEX Corp.	41,634	3,645,473
		7,278,103
IT Services - 4.4%
Amdocs Ltd.	526,097	33,901,691
Cognizant Technology Solutions Corp. Class A	167,700	9,729,954
The Western Union Co.	310,300	5,917,421
		49,549,066
Semiconductors & Semiconductor Equipment - 0.8%
Applied Materials, Inc.	179,200	8,902,656
Software - 0.6%
Nortonlifelock, Inc.	174,200	3,705,234
Oracle Corp.	62,500	3,310,625
		7,015,859
Technology Hardware, Storage & Peripherals - 0.8%
Super Micro Computer, Inc. (a)	108,000	2,473,200
Xerox Holdings Corp.	333,400	6,097,886
		8,571,086

TOTAL INFORMATION TECHNOLOGY		85,060,050

MATERIALS - 6.9%
Chemicals - 2.6%
Cabot Corp.	280,400	9,502,756
Minerals Technologies, Inc.	44,800	1,972,992
NewMarket Corp.	44,700	18,391,368
		29,867,116
Metals & Mining - 3.8%
Kaiser Aluminum Corp.	4,300	310,589
Reliance Steel & Aluminum Co.	482,438	43,216,796
		43,527,385
Paper & Forest Products - 0.5%
Domtar Corp. (b)	94,400	2,205,184
Schweitzer-Mauduit International, Inc.	92,600	2,983,572
		5,188,756

TOTAL MATERIALS		78,583,257

REAL ESTATE - 11.6%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Alexanders, Inc.	7,200	2,269,872
Apple Hospitality (REIT), Inc.	2,321,236	22,469,564
CoreCivic, Inc.	231,800	3,041,216
Equity Commonwealth	189,800	6,443,710
Gaming & Leisure Properties	246,200	6,952,688
RLJ Lodging Trust	734,600	6,824,434
SITE Centers Corp.	459,800	2,786,388
Summit Hotel Properties, Inc.	27,600	167,256
		50,955,128
Real Estate Management & Development - 7.1%
CBRE Group, Inc. (a)	1,059,556	45,486,741
Jones Lang LaSalle, Inc. (b)	335,719	35,445,212
		80,931,953

TOTAL REAL ESTATE		131,887,081

UTILITIES - 12.0%
Electric Utilities - 6.6%
Exelon Corp.	415,284	15,398,731
NRG Energy, Inc.	850,639	28,521,926
OGE Energy Corp.	983,374	30,995,948
		74,916,605
Gas Utilities - 0.2%
National Fuel Gas Co.	27,100	1,111,100
Suburban Propane Partners LP	116,662	1,802,428
		2,913,528
Independent Power and Renewable Electricity Producers - 1.1%
Vistra Energy Corp.	625,400	12,220,316
Multi-Utilities - 4.1%
AGL Energy Ltd.	295,736	3,245,708
MDU Resources Group, Inc.	1,285,772	28,878,439
Public Service Enterprise Group, Inc.	289,600	14,685,616
		46,809,763

TOTAL UTILITIES		136,860,212

TOTAL COMMON STOCKS
(Cost $1,285,216,752)		1,101,697,413

Money Market Funds - 5.5%
Fidelity Cash Central Fund 0.16% (c)	27,306,917	27,315,109
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	34,641,714	34,645,178
TOTAL MONEY MARKET FUNDS
(Cost $61,959,971)		61,960,287
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $1,347,176,723)		1,163,657,700
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(26,089,284)
NET ASSETS - 100%		$1,137,568,416

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$83,758
Fidelity Securities Lending Cash Central Fund	10,528
Total	$94,286

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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